Contingent Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent Liabilities

Note 14. Contingent liabilities

There are no contingent liabilities that the consolidated entity has become aware of at 31 December 2024 and 30 June 2024.

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 22. Contingent Liabilities There are no contingent liabilities that the consolidated entity has become aware of at 30 June 2024 and 30 June 2023.